Shareholders Capital - Additional Information (Detail) $ in Millions		12 Months Ended
	Nov. 12, 2020 shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		155,168
Percentage of share purchase and cancel		10.00%
Purchase and cancel of shares | $ | $		$ 4
Share consolidation ratio	20
Number of common share used for consolidation adjustment	37
Events After Reporting Period [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel			420,588
Purchase and cancel of shares | $ | $			$ 11
Top of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		1,317,158